Inventory (Tables)	12 Months Ended
Sep. 30, 2022
Inventory
Schedule of Inventory

	September 30,	September 30,
	2022	2021

Raw materials	$536,368	$932,145
Finished goods	247,883	184,468
Total	$784,251	$1,116,613